Commitments and Contingencies - Schedule of Rent Expense (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Disclosure Commitments And Contingencies Schedule Of Rent Expense [Abstract]
Rental expense	$ 35.6	$ 37.9	$ 36.0